Summary of Significant Accounting Policies (Details)	6 Months Ended
Sep. 30, 2019
Machinery [Member]
Residual value rate	5.00%
Useful live	10 years
Electric equipment [Member]
Residual value rate	5.00%
Electric equipment [Member] | Minimum [Member]
Useful live	3 years
Electric equipment [Member] | Maximum [Member]
Useful live	5 years
Office equipment [Member]
Residual value rate	5.00%
Useful live	5 years
Vehicles [Member]
Residual value rate	5.00%
Useful live	4 years
Leasehold improvement cost [Member]
Residual value rate	5.00%
Leasehold improvement cost [Member] | Minimum [Member]
Useful live	3 years
Leasehold improvement cost [Member] | Maximum [Member]
Useful live	10 years